VY Columbia Real Estate Portfolio Investment Objectives and Goals - VY Columbia Real Estate Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	VY® Columbia Real Estate Portfolio  (formerly, VY ® CBRE Real Estate Portfolio)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks total return including capital appreciation and current income.